Net Gains (Losses) Arising From Derecognition of Financial Assets at Amortized Cost	12 Months Ended
Mar. 31, 2025
Gain (loss) arising from derecognition of financial assets measured at amortised cost [abstract]
Net Gains (Losses) Arising From Derecognition of Financial Assets at Amortized Cost
32	NET GAINS (LOSSES) ARISING FROM DERECOGNITION OF FINANCIAL ASSETS AT AMORTIZED COST
Net gains (losses) arising from derecognition of financial assets at amortized cost for the fiscal years ended March 31, 2025, 2024 and 2023 consisted of the following:

	For the fiscal year ended March 31,
	2025	2024		2023
	(In millions)
Gains	¥14,663	¥7,389		¥985
Losses (1)	46,842	5,839		3,745

Total net gains (losses) arising from derecognition of financial assets at amortized cost	¥(32,179)	¥1,550	(2)	¥(2,760	) (2)

(1)
Losses from the derecognition of financial assets measured at amortized cost for the fiscal year ended March 31, 2025 were mainly due to the sales of certain low-profit loans in the Europe and Middle East region. These sales were made to improve profitability and capital efficiency in global business.

(2)
The comparative amounts of “Gains” and “Losses” from derecognition of financial assets at amortized cost have been reclassified from “Other income” and “Other expenses,” respectively, to conform to the current presentation.